Acquisitions (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Purchase Price Allocation

	2011	2010	2009
Assets acquired:
Accounts receivable	$9,332	$908	$116,931
Inventories	7,908	447	87,230
Prepaid expenses	69	(575)	3,957
Deferred income taxes	468		7,899
Plant and equipment	5,376	408	107,278
Intangible and other assets	35,094	4,198	431,964
Goodwill	8,715	2,891	319,193

	66,962	8,277	1,074,452

Liabilities assumed:
Notes payable			2,622
Accounts payable, trade	2,440	531	49,421
Accrued payrolls and other compensation	765	219	33,714
Accrued domestic and foreign taxes	215	(91)	22,111
Other accrued liabilities	1,500	2,587	97,093
Long-term debt			1,640
Pensions and other postretirement benefits			5,418
Deferred income taxes	1,815	(420)	136,864
Other liabilities			2,934

	6,735	2,826	351,817

Net assets acquired	$60,227	$5,451	$722,635